FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present the fair values of the Company’s assets and liabilities remeasured at fair value as of December 31, 2023 and December 31, 2022.

		Fair Value Measurements as of December 31, 2023 Using
	Balance Sheet Classification	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Foreign currency forward contracts:		(U.S. Dollars in thousands)
	Other receivables, net	$—	$9,193	$—	$9,193
	Accrued liabilities	—	(6,875)	—	(6,875)
Bunker fuel hedges:	Accrued liabilities	—	(129)	—	(129)
Interest rate swap contracts:	Other assets	—	29,868	—	29,868
Rabbi Trust investments:
	Short-term investments	—	—	5,899	5,899
	Long-term investments	—	—	15,970	15,970
Contingent consideration:
	Contingent consideration	—	—	(1,788)	(1,788)
	Contingent consideration, less current portion	—	—	(7,327)	(7,327)
Total		$—	$32,057	$12,754	$44,811

		Fair Value Measurements as of December 31, 2022 Using
	Balance Sheet Classification	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Foreign currency forward contracts:		(U.S. Dollars in thousands)
	Other receivables, net	$—	$1,366	$—	$1,366
	Accrued liabilities	—	(5,932)	—	(5,932)
Bunker fuel hedges:	Accrued liabilities	—	(3,396)	—	(3,396)
Interest rate swap contracts:	Other assets	—	59,104	—	59,104
Rabbi Trust investments:
	Short-term investments	—	—	5,367	5,367
	Long-term investments	—	—	16,498	16,498
Contingent consideration:
	Contingent consideration	—	—	(1,791)	(1,791)
	Contingent consideration, less current portion	—	—	(5,022)	(5,022)
Total		$—	$51,142	$15,052	$66,194

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The table below sets forth a summary of changes in the fair value of the Level 3 investments, excluding contingent consideration and pension assets, for the years ended December 31, 2023 and December 31, 2022:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
(U.S. Dollars in thousands)
Balance as of December 31, 2021	$29,548
Net realized and unrealized losses recognized in earnings	(3,835)
Plan contributions	458
Plan distributions	(4,306)
Balance as of December 31, 2022	21,865
Net realized and unrealized losses recognized in earnings*	1,872
Plan contributions	1,153
Plan distributions	(3,021)
Balance as of December 31, 2023	$21,869
* Net amount comprised realized losses of $0.3 million and unrealized losses of $1.6 million recorded in other income, net, in the consolidated statements of operations.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The table below sets forth a summary of changes in the fair value of the Level 3 contingent consideration for the years ended December 31, 2023 and December 31, 2022:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
(U.S. Dollars in thousands)
Balance as of December 31, 2021	$(7,260)
Additions	(2,907)
Payments	2,909
Remeasurement gain	14
Foreign exchange impact	431
Balance as of December 31, 2022	(6,813)
Additions	(3,854)
Payments	1,662
Remeasurement gain	91
Foreign exchange impact	(201)
Balance as of December 31, 2023	$(9,115)

Fair Value, Liabilities Measured on Recurring Basis
The carrying value, net of debt issuance costs, and gross estimated fair value of these term loans based on Level 2 inputs in the fair value hierarchy are summarized below:

	December 31, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Carrying value, net of unamortized debt issuance costs	$796,857	$806,326
Unamortized debt issuance costs	14,118	17,549
Gross carrying value	$810,975	$823,875

Estimated fair value	$809,961	$795,039